Acquisitions Pro Forma Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 BP Texas Panhandle Acquisition [Member]	Dec. 31, 2011 Crow Creek Acquisition [Member]	Dec. 31, 2011 Crow Creek Acquisition [Member]
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 197,372	$ 231,315	$ 241,579	$ 81,013	$ 68,168
Net Income (Loss) Attributable to Parent	(277,979)	(150,602)	73,132	5,057	29,835
Business Acquisition, Pro Forma Revenue						1,080,964
Business Acquisition, Pro Forma Net Income (Loss)						$ 78,591
Business Acquisition, Pro Forma Earnings Per Share, Diluted						$ 0.62